Sales (Sales By Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 75,622	[1]	$ 73,298	[1]	$ 48,729	[1]
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	53,712		55,655		33,606
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	11,421		9,257		7,277
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 10,489		$ 8,386		$ 7,846

[1]	Including sales to related parties in the amount of US$ 558 thousand, US$ 851 thousand and US$ 1,041 thousand in 2012, 2013 and 2014, respectively.